Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Income Taxes
(9)	Income Taxes

The components of income tax (benefit) expense for the years ended December 31 are as follows:

	2014	2013	2012

Current Federal (Benefit) Expense	$1,335,337	$156,642	$(6,114)
Deferred Federal Expense	1,932,950	2,178,222	1,204,439

Federal Income Tax Expense	3,268,287	2,334,864	1,198,325
Current State Income Tax Expense	-	-	2,526

Federal and State Income Tax Expense	$3,268,287	$2,334,864	$1,200,851

The federal income tax (benefit) expense of $3,268,287 in 2014, $2,334,864 in 2013 and $1,198,325 in 2012 is different than the income taxes computed by applying the federal statutory rates to income before income taxes.  The reasons for the differences are as follows:

	2014	2013	2012

Statutory Federal Income Taxes	$3,671,971	$2,367,729	$1,306,331
Tax-Exempt Interest	(74,138)	(104,307)	(89,983)
Premiums on Officers’ Life Insurance	(186,712)	(111,749)	(59,603)
Meal and Entertainment Disallowance	14,044	15,319	14,574
Other	(156,878)	167,872	27,006

Actual Federal Income Taxes	$3,268,287	$2,334,864	$1,198,325

Deferred taxes in the accompanying consolidated balance sheets as of December 31 include the following:

	2014	2013

Deferred Tax Assets
Allowance for Loan Losses	$2,992,787	$4,014,035
Other Real Estate	1,178,278	1,404,812
Deferred Compensation	287,365	303,380
Investments	340,000	340,000
Goodwill	256,714	301,238
Net Operating Loss Carryforward	-	730,484
Other	427,924	343,919

	5,483,068	7,437,868
Deferred Tax Liabilities
Premises and Equipment	(1,299,216)	(1,322,377)
Other	(4,185)	(2,874)

	(1,303,401)	(1,325,251)
Deferred Tax Assets (Liabilities) on Unrealized Securities Gains (Losses)	2,495,896	4,550,362

Net Deferred Tax Assets	$6,675,563	$10,662,979

The deferred tax assets are included in Other Assets in the consolidated balance sheets.  As discussed in Note 1, certain positions taken in the Company’s tax returns may be subject to challenge by the taxing authorities.  An analysis of activity related to unrecognized taxes as of December 31 follows.

	2014	2013	2012

Balance, Beginning	$42,327	$38,676	$33,368

Positions Taken During the Current Year	-	7,247	11,794
Reductions Resulting from Lapse of Statutes of Limitation	42,327	(3,596)	(6,486)

Balance, Ending	$-	$42,327	$38,676

The net decrease of $42,327 is included in income tax expense for the year ended December 31, 2014, while the net increase of $3,651 is included in income tax expense for the year ended December 31, 2013.